CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Revenues:
Total revenues	$ 23,032	$ 25,101	$ 44,276	$ 47,555
Cost of revenues:
Total cost of revenues	4,756	4,903	10,326	8,941
Gross profit	18,276	20,198	33,950	38,614
Operating expenses:
Research and development	8,033	7,464	18,211	13,967
Sales and marketing	13,636	17,152	31,465	30,752
General and administrative	4,793	3,289	9,724	5,877
Total operating expenses	26,462	27,905	59,400	50,596
Operating loss	(8,186)	(7,707)	(25,450)	(11,982)
Financial income (expense), net	(127)	(277)	436	(237)
Loss before taxes on income	(8,313)	(7,984)	(25,014)	(12,219)
Taxes on income	(500)	(230)	(843)	(443)
Net loss	$ (8,813)	$ (8,214)	$ (25,857)	$ (12,662)
Basic and diluted net loss per ordinary share	$ (0.25)	$ (0.26)	$ (0.73)	$ (0.64)
Weighted average number of shares used in computing net loss per ordinary share - basic and diluted	35,650	31,164	35,552	19,723
Product [Member]
Revenues:
Total revenues	$ 7,901	$ 10,897	$ 13,705	$ 21,520
Cost of revenues:
Total cost of revenues	660	1,001	1,213	1,530
Maintenance and Professional Services [Member]
Revenues:
Total revenues	15,131	14,204	30,571	26,035
Cost of revenues:
Total cost of revenues	$ 4,096	$ 3,902	$ 9,113	$ 7,411